N-2 - USD ($)				3 Months Ended										12 Months Ended
	Sep. 21, 2023	Sep. 20, 2023	Jun. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cover [Abstract]
Entity Central Index Key	0001512931
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-272896
Document Type	N-2/A
Document Registration Statement	true
Pre-Effective Amendment	true
Pre-Effective Amendment Number	2
Investment Company Act Registration	false
Investment Company Registration Amendment	false
Entity Registrant Name	MONROE CAPITAL CORPORATION
Entity Address, Address Line One	311 South Wacker Drive
Entity Address, Address Line Two	Suite 6400
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	312
Local Phone Number	258-8300
Approximate Date of Commencement of Proposed Sale to Public	From time to time after the effective date of this Registration Statement
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	true
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	false
Business Development Company [Flag]	true
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	true
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Dividend Reinvestment and Cash Purchase Fees	$ 15.00
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
(4)	Our base management fee is calculated initially at an annual rate of 1.75% of our average invested assets (calculated as total assets excluding cash, which includes assets financed using leverage); provided however, the base management fee is calculated at an annual rate equal to 1.00% of our average invested assets (calculated as total assets excluding cash, which includes assets financed using leverage) that exceeds the product of (i) 200% and (ii) our average net assets. The “base management fee” percentage is calculated as a percentage of net assets attributable to common stockholders, rather than total assets, including assets that have been funded with borrowed monies, because common stockholders bear all of this cost. The base management fee in the table above assumes the base management fee remains consistent with fees incurred for the three months ended June 30, 2023 of $2.2 million, based on average total assets (excluding cash) for the period of $543.1 million, as a percentage of our average net assets for the period of $218.1 million.
(5)	Estimated assuming that annual incentive fees earned by MC Advisors remains consistent with the incentive fees earned for the three months ended June 30, 2023 of $1.5 million, as a percentage of our average net assets of $218.1 million for the period.

The incentive fee consists of two parts:

The first part of the incentive fee, payable quarterly in arrears, equals 20% of our pre-incentive fee net investment income (including interest that is accrued but not yet received in cash), subject to a 2% quarterly (8% annualized) rate of return on the value of our net assets, or hurdle rate, and a “catch-up” provision measured as of the end of each calendar quarter. Under this provision, in any calendar quarter, MC Advisors receives no incentive fee until our net investment income equals the hurdle rate of 2% but then receives, as a “catch-up,” 100% of our pre-incentive fee net investment income with respect to that portion of such pre-incentive fee net investment income, if any, that exceeds the hurdle rate but is less than 2.5%. The effect of this provision is that, if pre-incentive fee net investment income exceeds 2.5% in any calendar quarter, MC Advisors will receive 20% of our pre-incentive fee net investment income as if a hurdle rate did not apply. The first component of the incentive fee will be computed and paid on income that includes, in the case of investments with a deferred interest feature such as market discount, debt instruments with PIK interest, preferred stock with PIK dividends and zero-coupon securities, accrued income that we have not yet received in cash. Since the hurdle rate is fixed, as interest rates rise, it will be easier for the MC Advisors to surpass the hurdle rate and receive an incentive fee based on net investment income. The foregoing incentive fee is subject to a total return requirement, which provides that no incentive fee in respect of our pre-incentive fee net investment income will be payable except to the extent that 20% of the cumulative net increase in net assets resulting from operations over the then current and 11 preceding calendar quarters exceeds the cumulative incentive fees accrued and/or paid for the 11 preceding calendar quarters. In other words, any ordinary income incentive fee that is payable in a calendar quarter will be limited to the lesser of (i) 20% of the amount by which our pre-incentive fee net investment income for such calendar quarter exceeds the 2% hurdle, subject to the “catch-up” provision, and (ii) (x) 20% of the cumulative net increase in net assets resulting from operations for the then current and 11 preceding calendar quarters minus (y) the cumulative incentive fees accrued and/or paid for the 11 preceding calendar quarters. For the foregoing purpose, the “cumulative net increase in net assets resulting from operations” is the sum of our pre-incentive fee net investment income, base management fees, realized gains and losses and unrealized appreciation and depreciation for the then current and 11 preceding calendar quarters.

The second part of the incentive fee, payable annually in arrears, equals 20% of our realized capital gains on a cumulative basis from inception through the end of the fiscal year, if any (or upon the termination of the Investment Advisory Agreement, as of the termination date), computed net of all realized capital losses on a cumulative basis and unrealized capital depreciation, less the aggregate amount of any previously paid capital gain incentive fees. We will accrue (but not pay) an expense for potential payment of capital gain incentive fees with respect to any unrealized appreciation on our portfolio.

(6)	We may borrow funds from time to time to make investments to the extent we determine that it is appropriate to do so. The costs associated with any outstanding borrowings are indirectly borne by our investors. The table assumes borrowings are consistent with the average borrowings for the three months ended June 30, 2023 of $330.1 million, no preferred stock issued or outstanding and average net assets of $218.1 million. For the three months ended June 30, 2023, we had interest expense of $5.8 million (including fees for unused portions of commitments and amortization of deferred financing costs). As of June 30, 2023, the weighted average interest rate of our revolving credit facility (excluding debt issuance costs) was 7.90% and the interest rate on our senior unsecured notes was 4.75%. Although we do not have any current plans to issue debt securities or preferred stock in the next twelve months, we may issue debt securities or preferred stock, subject to our compliance with applicable requirements under the 1940 Act.
(7)	Includes our estimated overhead expenses, including payments under the Administration Agreement based on our allocable portion of overhead and other expenses incurred by MC Management. The table above assumes “other expenses” remain consistent with the $1.0 million incurred during the three months ended June 30, 2023 and average net assets for the period of $218.1 million.
(8)	Our stockholders indirectly bear the expenses of our investment in SLF. SLF does not pay any fees to MC Advisors or its affiliates; however, SLF has entered into an administration agreement with MC Management, pursuant to which certain loan servicing and administrative functions are delegated to MC Management. SLF may reimburse MC Management for its allocable share of overhead and other expenses incurred by MC Management. For the three months ended June 30, 2023, SLF incurred $46 thousand of allocable expenses. The table above assumes “acquired fund fees and expenses” remain consistent with the $1.3 million of expenses incurred for the three months ended June 30, 2023 and average net assets for the period of $218.1 million. Future expenses for SLF may be substantially higher or lower because certain expenses may fluctuate over time.
(9)	“Total annual expenses” as a percentage of consolidated net assets attributable to common stock are higher than the total annual expenses percentage would be for a company that is not leveraged. We borrow money to leverage our net assets and increase our total assets. We calculate the “total annual expenses” percentage as a percentage of net assets (defined as total assets less indebtedness and after taking into account any incentive fees payable during the period), rather than the total assets, including assets that have been purchased with borrowed amounts. The terms of our indebtedness may be found in “Management’s Discussion and Analysis of Financial Condition and Results of Operations — Liquidity and Capital Resources — Borrowings” incorporated by reference into this prospectus and in other documents incorporated by reference into this prospectus. If the “total annual expenses” percentage were calculated instead as a percentage of average consolidated total assets for the three months ended June 30, 2023, our “total annual expenses” would be 8.45% of average consolidated total assets for the period of $552.7 million. With certain limited exceptions, we are only allowed to borrow amounts such that our asset coverage ratio, as defined in the 1940 Act, equals at least 150%. We have included our estimated leverage expenses (consistent with the assumptions in footnote (7)) in “total annual expenses.”

Management Fees [Percent]	3.97%
Interest Expenses on Borrowings [Percent]	10.62%
Incentive Fees [Percent]	2.72%
Acquired Fund Fees and Expenses [Percent]	2.30%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.81%
Total Annual Expenses [Percent]	21.42%
Expense Example [Table Text Block]

Example

The following example illustrates the projected dollar amount of total cumulative expenses over various periods with respect to a hypothetical investment in our common stock. In calculating the following expense amounts, we have assumed we would have no additional leverage, that none of our assets are cash or cash equivalents and that our annual operating expenses would remain at the levels set forth in the table above. Transaction expenses are not included in the following example:

You would pay the following expenses on a $1,000 investment	1 Year	3 Years	5 Years	10 Years
Assuming a 5% annual return (assumes no return from net realized capital gains or net unrealized capital appreciation)	$174	$454	$663	$980
Assuming a 5% annual return (assumes entire return is from realized capital gains and thus subject to the capital gains incentive fee)	$183	$473	$684	$992

This table is to assist you in understanding the various costs and expenses that an investor in our common stock will bear directly or indirectly. While the example assumes, as required by the SEC, a 5% annual return, our performance will vary and may result in a return greater or less than 5%. As incentive fees vary based on the character of the 5% return, the example above provides (i) expenses assuming no return from capital gains (therefore not meeting the hurdle rate for the first part of the incentive fee) and (ii) expenses assuming the entire return is from realized capital gains (resulting in a capital gains incentive fee). For the three months ended June 30, 2023, our return included net realized and unrealized capital losses. If we achieve sufficient returns on our investments, including through the realization of capital gains, to trigger an incentive fee of a material amount, our expenses, and returns to our investors, would be higher. In addition, while the example assumes reinvestment of all dividends and distributions at net asset value, if our board of directors authorizes and we declare a cash distribution, participants in our dividend reinvestment plan who have not otherwise elected to receive cash will receive a number of shares of our common stock, determined by dividing the total dollar amount of the distribution payable to a participant by the market price per share of our common stock at the close of trading on the valuation date for the distribution. See “Dividend Reinvestment Plan” for additional information regarding our dividend reinvestment plan.

This example and the expenses in the table above should not be considered a representation of our future expenses, and actual expenses (including the cost of debt, if any, and other expenses) may be greater or less than those shown.

Expense Example, Year 01	$ 174
Expense Example, Years 1 to 3	454
Expense Example, Years 1 to 5	663
Expense Example, Years 1 to 10	$ 980
Purpose of Fee Table , Note [Text Block]

The following table is intended to assist you in understanding the costs and expenses that an investor in our common stock will bear directly or indirectly. We caution you that some of the percentages indicated in the table below are estimates and actual amounts and percentages may vary. Except where the context suggests otherwise, whenever this prospectus contains a reference to fees or expenses paid by “you,” “us,” “the Company” or “Monroe Capital Corporation,” or that “we” will pay fees or expenses, stockholders will indirectly bear such fees or expenses as investors in Monroe Capital Corporation.

Other Expenses, Note [Text Block]
(7)	Includes our estimated overhead expenses, including payments under the Administration Agreement based on our allocable portion of overhead and other expenses incurred by MC Management. The table above assumes “other expenses” remain consistent with the $1.0 million incurred during the three months ended June 30, 2023 and average net assets for the period of $218.1 million.

Management Fee not based on Net Assets, Note [Text Block]
(4)	Our base management fee is calculated initially at an annual rate of 1.75% of our average invested assets (calculated as total assets excluding cash, which includes assets financed using leverage); provided however, the base management fee is calculated at an annual rate equal to 1.00% of our average invested assets (calculated as total assets excluding cash, which includes assets financed using leverage) that exceeds the product of (i) 200% and (ii) our average net assets. The “base management fee” percentage is calculated as a percentage of net assets attributable to common stockholders, rather than total assets, including assets that have been funded with borrowed monies, because common stockholders bear all of this cost. The base management fee in the table above assumes the base management fee remains consistent with fees incurred for the three months ended June 30, 2023 of $2.2 million, based on average total assets (excluding cash) for the period of $543.1 million, as a percentage of our average net assets for the period of $218.1 million.

Acquired Fund Fees and Expenses, Note [Text Block]
(8)	Our stockholders indirectly bear the expenses of our investment in SLF. SLF does not pay any fees to MC Advisors or its affiliates; however, SLF has entered into an administration agreement with MC Management, pursuant to which certain loan servicing and administrative functions are delegated to MC Management. SLF may reimburse MC Management for its allocable share of overhead and other expenses incurred by MC Management. For the three months ended June 30, 2023, SLF incurred $46 thousand of allocable expenses. The table above assumes “acquired fund fees and expenses” remain consistent with the $1.3 million of expenses incurred for the three months ended June 30, 2023 and average net assets for the period of $218.1 million. Future expenses for SLF may be substantially higher or lower because certain expenses may fluctuate over time.

Financial Highlights [Abstract]
Senior Securities [Table Text Block]

SENIOR SECURITIES

Information about our senior securities is shown in the following table as of June 30, 2023 and for the years indicated in the table (dollars in thousands). Excluding the unaudited information as of June 30, 2023, this annual information has been derived from our audited consolidated financial statements for each respective period, which have been audited by RSM US LLP, our independent registered public accounting firm, and are incorporated by reference into this prospectus. RSM US LLP’s report on the senior securities table as of December 31, 2022 is attached as an exhibit to the registration statement of which this prospectus is a part.

	Total
	Amount
	Outstanding		Involuntary
	Exclusive of		Liquidating
	Treasury	Asset Coverage per	Preference per	Average Market
Class and Year	Securities(1)	Unit(2)	Unit(3)	Value per Unit(4)
Revolving Credit Facility
June 30, 2023 (unaudited)	$197,400	$1,651	—	N/A
December 31, 2022	204,600	1,673	—	N/A
December 31, 2021	151,045	1,888	—	N/A
December 31, 2020	126,559	1,995	—	N/A
December 31, 2019	180,294	1,862	—	N/A
December 31, 2018	136,026	2,262	—	N/A
December 31, 2017	117,092	3,380	—	N/A
December 31, 2016	129,000	2,848	—	N/A
December 31, 2015	123,700	2,462	—	N/A
December 31, 2014	82,300	2,547	—	N/A
December 31, 2013	76,000	2,644	—	N/A
5.75% Notes due 2023
December 31, 2020	$109,000	$1,995	—	$940	(5)
December 31, 2019	109,000	1,862	—	1,005	(5)
December 31, 2018	69,000	2,262	—	986	(5)
4.75% Notes due 2026
June 30, 2023 (unaudited)	$130,000	$1,651	—	N/A
December 31, 2022	130,000	1,673	—	N/A
December 31, 2021	130,000	1,888	—	N/A
Secured Borrowings(6)
December 31, 2016(7)	1,320	2,848	—	N/A
December 31, 2015(8)	2,535	2,462	—	N/A
December 31, 2014(9)	4,134	2,547	—	N/A
December 31, 2013(10)	7,997	2,644	—	N/A
(1)	Total amount of each class of senior securities outstanding at the end of the period presented.
(2)	The asset coverage ratio of senior securities representing indebtedness is calculated as our consolidated total assets, less all liabilities and indebtedness not represented by senior securities, divided by senior securities representing indebtedness. This asset coverage ratio is multiplied by $1,000 to determine the Asset Coverage per Unit (including for the 5.75% Notes due 2023 and 4.75% Notes due 2026, which were issued in $25 and $2,000 increments, respectively). On October 2, 2014, we received exemptive relief from the SEC to permit us to exclude the debt of MRCC SBIC guaranteed by the SBA from our asset coverage test under the 1940 Act.
(3)	The amount to which such class of senior security would be entitled upon the involuntary liquidation of the issuer in preference to any security junior to it. The “—” in this column indicates that the SEC expressly does not require this information to be disclosed for certain types of senior securities.
(4)	Not applicable, except for with respect to the 5.75% Notes due 2023, as the other senior securities are not registered for public trading.
(5)	The average market value for the 5.75% Notes due 2023 is calculated as the average daily closing prices of such notes on the Nasdaq Global Select Market for the years ended December 31, 2020, 2019 and 2018, as applicable, divided by the par value per unit of such notes. This average market value is multiplied by $1,000 to determine the Average Market Value per Unit.
(6)	Certain partial loan sales do not qualify for sale accounting under ASC Topic 860 - Transfers and Servicing because these sales do not meet the definition of a “participating interest,” as defined in the guidance, in order for sale treatment to be allowed. Participations or other partial loan sales which do not meet the definition of a participating interest remain as an investment on the accompanying consolidated statements of assets and liabilities and the portion sold is recorded as a secured borrowing in the liabilities section of the consolidated statements of assets and liabilities. Amounts presented in this table represent the par amount outstanding.
(7)	The secured borrowings have a weighted average stated interest rate of 6.26%, a weighted average years to maturity of 1.0 year and a fair value as of December 31, 2016 of $1,314.
(8)	The secured borrowings have a weighted average stated interest rate of 5.75%, a weighted average years to maturity of 2.0 years and a fair value as of December 31, 2015 of $2,476.
(9)	The secured borrowings have a weighted average stated interest rate of 5.45%, a weighted average years to maturity of 3.0 years and a fair value as of December 31, 2014 of $4,008.
(10)	The secured borrowings have a weighted average stated interest rate of 4.33%, a weighted average years to maturity of 4.0 years and a fair value as of December 31, 2013 of $7,943.

General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

RISK FACTORS

Investing in our securities involves a high degree of risk. Before deciding whether to invest in our securities, you should carefully consider the risks and uncertainties described in the section titled “Risk Factors” in the applicable prospectus supplement and any related free writing prospectus, and discussed in the section titled “Risk Factors” in our most recent Annual Report on Form 10-K for the year ended December 31, 2022 filed with the SEC on March 1, 2023, in our Quarterly Report on Form 10-Q for the quarter ended June 30, 2023 filed with the SEC on August 9, 2023, and any subsequent filings we have made with the SEC that are incorporated by reference into this prospectus, together with other information in this prospectus, the documents incorporated by reference, and any free writing prospectus that we may authorize for use in connection with this offering. The risks described in these documents are not the only ones we face. Additional risks and uncertainties that we are unaware of, or that we currently believe are not material, may also become important factors that adversely affect our business. Past financial performance may not be a reliable indicator of future performance, and historical trends should not be used to anticipate results or trends in future periods. If any of these risks actually occurs, our business, reputation, financial condition, results of operations, revenue, and future prospects could be seriously harmed. This could cause our net asset value and the trading price of our securities to decline, resulting in a loss of all or part of your investment. Please also read carefully the section titled “Special Note Regarding Forward-Looking Statements.”

Share Price [Table Text Block]

					Premium	Premium
					(Discount) of	(Discount) of
					High Sales	Low Sales
			Closing Sales Price		Price to	Price to	Declared
	NAV(1)		High	Low	NAV(2)	NAV(2)	Distributions(3)
Year ending December 31, 2023
Third Quarter (through September 20, 2023)	—	(4)	$8.80	$7.17	— (4)	— (4)	—
Second Quarter	$9.84		$8.26	$6.86	(16.1)%	(30.3)%	$0.25	(5)
First Quarter	$10.29		$8.80	$7.10	(14.5)%	(31.0)%	$0.25	(5)
Year ended December 31, 2022
Fourth Quarter	$10.39		$9.28	$7.29	(10.7)%	(29.8)%	$0.25	(6)
Third Quarter	$10.43		$9.33	$7.24	(10.5)%	(30.6)%	$0.25	(6)
Second Quarter	$10.71		$10.93	$8.69	2.1%	(18.9)%	$0.25	(6)
First Quarter	$11.30		$11.31	$10.42	0.1%	(7.8)%	$0.25	(6)
Year ended December 31, 2021
Fourth Quarter	$11.51		$11.82	$10.15	2.7%	(11.8)%	$0.25	(7)
Third Quarter	$11.45		$11.13	$10.14	(2.8)%	(11.4)%	$0.25	(7)
Second Quarter	$11.36		$11.50	$10.17	1.2%	(10.5)%	$0.25	(7)
First Quarter	$11.08		$10.15	$8.08	(8.4)%	(27.1)%	$0.25	(7)
(1)	NAV per share is determined as of the last day in the relevant quarter and therefore may not reflect the NAV per share on the date of the high and low sales prices. The NAVs shown are based on outstanding shares at the end of each period.
(2)	Calculated by taking the respective high or low closing sales price divided by the quarter end NAV and subtracting 1.
(3)	Represents the distribution declared in the specified quarter. We have adopted an “opt out” dividend reinvestment plan for our common stockholders. As a result, if we declare a distribution, stockholders’ cash distributions will be automatically reinvested in additional shares of our common stock, unless they specifically “opt out” of the dividend reinvestment plan so as to receive cash distributions. See “Dividend Reinvestment Plan.”
(4)	NAV calculation is not yet available.
(5)	Our management monitors available taxable earnings, including net investment income and realized capital gains, to determine if a tax return of capital may occur for the year. To the extent that our taxable earnings fall below the total amount of our distributions for that fiscal year, a portion of those distributions may be deemed a tax return of capital to our stockholders. The tax character of distributions will be determined at the end of the fiscal year.
(6)	There was no return of capital for tax purposes for the year ended December 31, 2022.
(7)	There was no return of capital for tax purposes for the year ended December 31, 2021.

Lowest Price or Bid		$ 7.17		$ 6.86	$ 7.10	$ 7.29	$ 7.24	$ 8.69	$ 10.42	$ 10.15	$ 10.14	$ 10.17	$ 8.08
Highest Price or Bid		8.80		$ 8.26	$ 8.80	$ 9.28	$ 9.33	$ 10.93	$ 11.31	$ 11.82	$ 11.13	$ 11.50	$ 10.15
Highest Price or Bid, Premium (Discount) to NAV [Percent]				(16.10%)	(14.50%)	(10.70%)	(10.50%)	2.10%	0.10%	2.70%	(2.80%)	1.20%	(8.40%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]				(30.30%)	(31.00%)	(29.80%)	(30.60%)	(18.90%)	(7.80%)	(11.80%)	(11.40%)	(10.50%)	(27.10%)
Share Price		$ 7.37
NAV Per Share			$ 9.84	$ 9.84	$ 10.29	$ 10.39	$ 10.43	$ 10.71	$ 11.30	$ 11.51	$ 11.45	$ 11.36	$ 11.08
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF OUR CAPITAL STOCK

The following description is based on relevant portions of the Maryland General Corporation Law and on our charter and bylaws. This summary is not necessarily complete, and we refer you to the Maryland General Corporation Law and our charter and bylaws for a more detailed description of the provisions summarized below.

Capital Stock

As of the date of this prospectus, our authorized stock consists of 100,000,000 shares of stock, par value $0.001 per share, and no shares of preferred stock. Our common stock is listed on The Nasdaq Global Select Market under the ticker symbol “MRCC.” There are no outstanding options or warrants to purchase our stock. No stock has been authorized for issuance under any equity compensation plan. Under Maryland law, our stockholders generally are not personally liable for our debts or obligations.

The following are our outstanding classes of securities as of September 20, 2023:

(4)
Amount
		(3)	Outstanding
	(2)	Amount Held by	Exclusive of
(1)	Amount	Us or for Our	Amounts Shown
Title of Class	Authorized	Account	Under (3)
Common Stock	100,000,000	—	21,666,340

Under our charter, our board of directors is authorized to classify and reclassify any unissued shares of stock into other classes or series of stock and authorize the issuance of the shares of stock without obtaining stockholder approval. As permitted by the Maryland General Corporation Law, our charter provides that the board of directors, without any action by our stockholders, may amend the charter from time to time to increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that we have authority to issue.

Common Stock

All shares of our common stock have equal rights as to earnings, assets, voting, and dividends and other distributions and, when they are issued, will be duly authorized, validly issued, fully paid and nonassessable. Distributions may be paid to the holders of our common stock if, as and when authorized by our board of directors and declared by us out of funds legally available therefor. Shares of our common stock have no preemptive, exchange, conversion or redemption rights and are freely transferable, except where their transfer is restricted by federal and state securities laws or by contract. In the event of our liquidation, dissolution or winding up, each share of our common stock would be entitled to share ratably in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of our preferred stock, if any preferred stock is outstanding at such time. Each share of our common stock is entitled to one vote on all matters submitted to a vote of stockholders, including the election of directors. Except as provided with respect to any other class or series of stock, the holders of our common stock possess exclusive voting power.

Preferred Stock

Our charter authorizes our board of directors to classify and reclassify any unissued shares of stock into other classes or series of stock, including preferred stock. The cost of any such reclassification would be borne by our existing common stockholders. Prior to issuance of shares of each class or series, the board of directors is required by Maryland law and by our charter to set the terms, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms or conditions of redemption for each class or series. Thus, the board of directors could authorize the issuance of shares of preferred stock with terms and conditions which could have the effect of delaying, deferring or preventing a transaction or a change in control that might involve a premium price for holders of our common stock or otherwise be in their best interest. You should note, however, that any issuance of preferred stock must comply with the requirements of the 1940 Act. The 1940 Act limits our flexibility as to certain rights and preferences of the preferred stock that our charter may provide and requires, among other things, that (1) immediately after issuance and before any dividend or other distribution is made with respect to our common stock and before any purchase of common stock is made, such preferred stock together with all other senior securities must not exceed an amount equal to

50% of our total assets after deducting the amount of such dividend, distribution or purchase price, as the case may be, and (2) the holders of shares of preferred stock, if any are issued, must be entitled as a class to elect two directors at all times and to elect a majority of the directors if and so long as dividends on such preferred stock are in arrears by two full years or more. Certain matters under the 1940 Act require the separate vote of the holders of any issued and outstanding preferred stock. For example, holders of preferred stock would vote separately from the holders of common stock on a proposal to cease operations as a business development company. We believe that the availability for issuance of preferred stock will provide us with increased flexibility in structuring future financings and acquisitions. However, we do not currently have any plans to issue preferred stock.

Security Obligations of Ownership [Text Block]	There are no outstanding options or warrants to purchase our stock. No stock has been authorized for issuance under any equity compensation plan. Under Maryland law, our stockholders generally are not personally liable for our debts or obligations.
Rights Subject to Other than Majority Vote [Text Block]	We may issue subscription rights to purchase common stock. Subscription rights may be issued independently or together with any other offered security and may or may not be transferable by the person purchasing or receiving the subscription rights. In connection with any subscription rights offering to our stockholders, we may enter into a standby underwriting or other arrangement with one or more underwriters or other persons pursuant to which such underwriters or other persons would purchase any offered securities remaining unsubscribed for after such subscription rights offering.
Long Term Debt [Table Text Block]

DESCRIPTION OF OUR DEBT SECURITIES

As of June 30, 2023, we had $130.0 million in aggregate principal amount of 4.75% Notes due 2026 (the “2026 Notes”) outstanding. The 2026 Notes will mature on February 15, 2026. Interest on the 2026 Notes is paid semi-annually on February 15 and August 15, at an annual rate of 4.75%. We may redeem the 2026 Notes in whole or in part at any time or from time to time at our option at par plus a “make-whole” premium, if applicable. The 2026 Notes are general, unsecured obligations and rank equal in right of payment with all of our existing and future unsecured indebtedness.

We may issue additional debt securities in one or more series. The specific terms of each additional series of debt securities will be described in the particular prospectus supplement relating to that series. The prospectus supplement may or may not modify the general terms found in this prospectus and will be filed with the SEC. For a complete description of the terms of a particular series of debt securities, you should read both this prospectus and the prospectus supplement relating to that particular series.

As required by federal law for all bonds and notes of companies that are publicly offered in the United States, the debt securities are governed by a document called an “indenture.” An indenture is a contract between us and a financial institution acting as trustee and is subject to and governed by the Trust Indenture Act of 1939, as amended. The trustee has two main roles. First, the trustee can enforce rights of investors against us if we default. There are some limitations on the extent to which the trustee acts on behalf of investors, described in the second paragraph under “— Events of Default — Remedies if an Event of Default Occurs.” Second, the trustee performs certain administrative duties for us, such as sending interest and principal payments to holders.

Because this section is a summary, it does not describe every aspect of the debt securities and the indenture. We urge you to read the indenture because it, and not this description, defines rights of a holder of debt securities issued pursuant to this prospectus and any accompanying prospectus supplement. We have filed the indenture with the SEC.

A prospectus supplement, which will accompany this prospectus, will describe the particular series of debt securities being offered, including, among other things:

●	the designation or title of the series of debt securities;
●	the total principal amount of the series of debt securities and whether or not the offering may be reopened for additional securities of that series and on what terms;
●	the percentage of the principal amount at which the series of debt securities will be offered;
●	the date or dates on which principal will be payable;
●	the rate or rates (which may be either fixed or variable) and/or the method of determining such rate or rates of interest, if any;
●	the date or dates from which any interest will accrue, or the method of determining such date or dates, and the date or dates on which any interest will be payable;
●	the terms for redemption, extension or early repayment, if any;
●	the currencies in which the series of debt securities are issued and payable;
●	whether the amount of payments of principal, premium or interest, if any, on a series of debt securities will be determined with reference to an index, formula or other method (which could be based on one or more currencies, commodities, equity indices or other indices) and how these amounts will be determined;
●	the place or places of payment, transfer, conversion and/or exchange of the debt securities;
●	the denominations in which the offered debt securities will be issued;
●	the provision for any sinking fund;
●	any restrictive covenants;
●	any events of default;
●	whether the series of debt securities are issuable in certificated form;
●	any provisions for defeasance or covenant defeasance;
●	any special U.S. federal income tax implications, including, if applicable, U.S. federal income tax considerations relating to original issue discount;
●	whether and under what circumstances we will pay additional amounts in respect of any tax, assessment or governmental charge and, if so, whether we will have the option to redeem the debt securities rather than pay the additional amounts (and the terms of this option);
●	any provisions for convertibility or exchangeability of the debt securities into or for any other securities;
●	whether the debt securities are subject to subordination and the terms of such subordination;
●	the listing, if any, on a securities exchange; and
●	any other terms.

The debt securities may be secured or unsecured obligations. Under the provisions of the 1940 Act, we are permitted, as a BDC, to issue debt only in amounts such that we are in compliance with our asset coverage ratio, as defined in the 1940 Act. Unless the prospectus supplement states otherwise, principal (and premium, if any) and interest, if any, will be paid by us in immediately available funds.

General

The indenture provides that any debt securities proposed to be sold under this prospectus and the applicable prospectus supplement (“offered debt securities”) and any debt securities issuable upon the exercise of warrants or upon conversion or exchange of other offered securities (“underlying debt securities”), may be issued under the indenture in one or more series.

For purposes of this prospectus, any reference to the payment of principal of or premium or interest, if any, on debt securities will include additional amounts if required by the terms of the debt securities.

The indenture does not limit the amount of debt securities that may be issued thereunder from time to time. Debt securities issued under the indenture, when a single trustee is acting for all debt securities issued under the indenture, are called the “indenture securities.” The indenture also provides that there may be more than one trustee thereunder, each with respect to one or more different series of indenture securities. See “Resignation of Trustee” below. At a time when two or more trustees are acting under the indenture, each with respect to only certain series, the term “indenture securities” means the one or more series of debt securities with respect to which each respective trustee is acting. In the event that there is more than one trustee under the indenture, the powers and trust obligations of each trustee described in this prospectus will extend only to the one or more series of indenture securities for which it is trustee. If two or more trustees are acting under the indenture, then the indenture securities for which each trustee is acting would be treated as if issued under separate indentures.

The indenture does not contain any provisions that give the holder of debt securities protection in the event we issue a large amount of debt or we are acquired by another entity.

We refer you to the applicable prospectus supplement for information with respect to any deletions from, modifications of or additions to the Events of Default, as defined below, or our covenants that are described below, including any addition of a covenant or other provision providing event risk or similar protection.

We have the ability to issue indenture securities with terms different from those of indenture securities previously issued and, without the consent of the holders thereof, to reopen a previous issue of a series of indenture securities and issue additional indenture securities of that series unless the reopening was restricted when that series was created.

We expect that we will usually issue debt securities in book entry only form represented by global securities and will specify the method of issuance in the applicable prospectus supplement.

Conversion and Exchange

If any debt securities are convertible into or exchangeable for other securities, the applicable prospectus supplement will explain the terms and conditions of the conversion or exchange, including the conversion price or exchange ratio (or the calculation method), the conversion or exchange period (or how the period will be determined), whether conversion or exchange will be mandatory or at the option of the holder or us, provisions for adjusting the conversion price or the exchange ratio and provisions affecting conversion or exchange in the event of the redemption of the underlying debt securities. These terms may also include provisions under which the number or amount of other securities to be received by the holders of the debt securities upon conversion or exchange would be calculated according to the market price of the other securities as of a time stated in the applicable prospectus supplement.

Payment

Unless otherwise specified in the applicable prospectus supplement, we will pay interest to the person listed in the trustee’s records as the owner of the debt security at the close of business on a particular day in advance of each due date for interest, even if that person no longer owns the debt security on the interest due date. That day, usually about two weeks in advance of the interest due date, is called the “record date.” Because we will pay all the interest for an interest period to the holders on the record date, holders buying and selling the debt securities must work out between themselves the appropriate purchase price. The most common manner is to adjust the sales price of the debt securities to prorate interest fairly between buyer and seller based on their respective ownership periods within the particular interest period. This prorated interest amount is called “accrued interest.”

Payments on Global Securities

We will make payments on a global security in accordance with the applicable policies of the depositary as in effect from time to time. Under those policies, we will make payments directly to the depositary, or its nominee, and not to any indirect holders who own beneficial interests in the global security. An indirect holder’s right to those payments will be governed by the rules and practices of the depositary and its participants.

Payment When Offices Are Closed

If any payment is due on a debt security on a day that is not a business day, we will make the payment on the next day that is a business day. Payments made on the next business day in this situation will be treated under the indenture as if they were made on the original due date, except as otherwise indicated in the applicable prospectus supplement. Such payment will not result in a default under any debt security or the indenture, and no interest will accrue on the payment amount from the original due date to the next day that is a business day.

Book-entry and other indirect holders should consult their banks or brokers for information on how they will receive payments on their debt securities.

Events of Default

Investors will have rights if an Event of Default, as defined below, occurs with respect to the debt securities of their respective series and the Event of Default is not cured, as described later in this subsection.

The term “Event of Default” with respect to the relevant series of debt securities means any of the following (unless the applicable prospectus supplement or supplemental indenture relating to such debt securities states otherwise):

●	We do not pay the principal of any debt security of the series when due and payable at maturity.
●	We do not pay interest on any debt security of the series when due and payable, and such default is not cured within 30 days.
●	We remain in breach of any other covenant with respect to the debt securities of the series for 60 days after we receive a written notice of default stating we are in breach. The notice must be sent by either the trustee or holders of at least 25.0% of the principal amount of debt securities of the issuer.
●	We file for bankruptcy or certain other events of bankruptcy, insolvency or reorganization occur and, in the case of certain orders or decrees entered against us under any bankruptcy law, such order or decree remains undischarged or unstayed for a period of 60 days.
●	On the last business day of each of twenty-four consecutive calendar months, we have an asset coverage (as such term is defined in the 1940 Act) of less than 100.0%, giving effect to any exemptive relief granted to us by the SEC.
●	Any other Event of Default with respect to debt securities of the series described in the applicable prospectus supplement or supplemental indenture occurs.

An Event of Default for a particular series of debt securities may, but does not necessarily, constitute an Event of Default for any other series of debt securities issued under the same or any other indenture. The trustee may withhold notice to the holders of debt securities of any default, except in the payment of principal or interest, if it in good faith considers the withholding of notice to be in the best interests of the holders.

Remedies if an Event of Default Occurs

Unless the applicable prospectus supplement specifies otherwise, if an Event of Default has occurred and has not been cured, the trustee or the holders of at least 25.0% in principal amount of the debt securities of the affected series may declare the entire principal amount of all the debt securities of that series to be due and immediately payable. This is called a declaration of acceleration of maturity. In certain circumstances, a declaration of acceleration of maturity may be canceled by the holders of a majority in principal amount of the debt securities of the affected series.

Except in cases of default, where the trustee has some special duties, the trustee is not required to take any action under the indenture at the request of any holders unless the holders offer the trustee protection reasonably satisfactory to it from expenses and liability (called an “indemnity”). If indemnity reasonably satisfactory to the trustee is provided, the holders of a majority in principal amount of the outstanding debt securities of the relevant series may direct the time, method and place of conducting any lawsuit or other formal legal action seeking any remedy available to the trustee. The trustee may refuse to follow those directions in certain circumstances. No delay or omission in exercising any right or remedy will be treated as a waiver of that right, remedy or Event of Default.

Before a holder of debt securities is allowed to bypass the trustee and bring a lawsuit or other formal legal action or take other steps to enforce the holder’s rights or protect the holder’s interests relating to the debt securities, the following must occur:

●	The holder must give the trustee written notice that an Event of Default has occurred and remains uncured.
●	The holders of at least 25.0% in principal amount of all outstanding debt securities of the relevant series must make a written request that the trustee take action because of the default and must offer the trustee indemnity, security, or both reasonably satisfactory to it against the cost and other liabilities of taking that action.
●	The trustee must not have taken action for 60 days after receipt of the above notice and offer of indemnity and/or security.
●	The holders of a majority in principal amount of the debt securities must not have given the trustee a direction inconsistent with the above notice during that 60-day period.

However, the holder is entitled at any time to bring a lawsuit for the payment of money due on the holder’s debt securities on or after the due date.

Holders of a majority in principal amount of the debt securities of the affected series may waive any past defaults other than:

●	the payment of principal, any premium or interest; or
●	in respect of a covenant that cannot be modified or amended without the consent of each holder.

Book-entry and other indirect holders should consult their banks or brokers for information on how to give notice or direction to or make a request of the trustee and how to declare or cancel an acceleration of maturity.

Each year, we will furnish to the trustee a written statement of certain of our officers certifying that to their knowledge we are in compliance with the indenture and the debt securities, or else specifying any default.

Merger or Consolidation

Under the terms of the indenture, we are generally permitted to consolidate or merge with another entity. We are also permitted to sell all or substantially all of our assets to another entity. However, unless the prospectus supplement relating to certain debt securities states otherwise, we may not take any of these actions unless all the following conditions are met:

●	Where we merge out of existence or convey or transfer our assets substantially as an entirety, the resulting entity must agree to be legally responsible for our obligations under the debt securities.
●	The merger or sale of assets must not cause a default on the debt securities and we must not already be in default (unless the merger or sale would cure the default). For purposes of this no-default test, a default would include an Event of Default that has occurred and has not been cured, as described under “Events of Default” above. A default for this purpose would also include any event that would be an Event of Default if the requirements for giving us notice of default or our default having to exist for a specified period of time were disregarded.
●	We must deliver certain certificates and documents to the trustee.
●	We must satisfy any other requirements specified in the prospectus supplement relating to a particular series of debt securities.

Modification or Waiver

There are three types of changes we can make to the indenture and the debt securities issued thereunder.

Changes Requiring the Holder’s Approval

First, there are changes that we cannot make to the debt securities without approval from each affected holder. The following is a list of those types of changes:

●	change the stated maturity of the principal of (or premium, if any, on) or any installment of principal of or interest on a debt security;
●	reduce any amounts due on a debt security or reduce the rate of interest on a debt security;
●	reduce the amount of principal payable upon acceleration of the maturity of a security following a default;
●	adversely affect any right of repayment at the holder’s option;
●	change the place (except as otherwise described in the prospectus or prospectus supplement) or currency of payment on a debt security;
●	impair the holder’s right to sue for payment;
●	adversely affect any right to convert or exchange a debt security in accordance with its terms;
●	modify the subordination provisions in the indenture in a manner that is adverse to holders of the debt securities;
●	reduce the percentage of holders of debt securities whose consent is needed to modify or amend the indenture;
●	reduce the percentage of holders of debt securities whose consent is needed to waive compliance with certain provisions of the indenture or to waive certain defaults; and
●	modify any other material aspect of the provisions of the indenture dealing with supplemental indentures, modification and waiver of past defaults, changes to the quorum or voting requirements or the waiver of certain covenants.

Changes Not Requiring Approval

The second type of change does not require any vote by the holders of the debt securities. This type is limited to clarifications and certain other changes that would not adversely affect holders of the outstanding debt securities in any material respect.

Changes Requiring Majority Approval

Any other change to the indenture and the debt securities would require the following approval:

●	If the change affects only one series of debt securities, it must be approved by the holders of a majority in principal amount of that series.
●	If the change affects more than one series of debt securities issued under the same indenture, it must be approved by the holders of a majority in principal amount of all of the series affected by the change, with all affected series voting together as one class for this purpose.

The holders of a majority in principal amount of a series of debt securities issued under the indenture may waive our compliance with some of our covenants applicable to that series.

Further Details Concerning Voting

Debt securities will not be considered outstanding, and therefore not eligible to vote, if we have deposited or set aside in trust money for their payment or redemption. Debt securities will also not be eligible to vote if they have been fully defeased as described later under “Defeasance — Full Defeasance.”

We will generally be entitled to set any day as a record date for the purpose of determining the holders of outstanding indenture securities that are entitled to vote or take other action under the indenture. If we set a record date for a vote or other action to be taken by holders of one or more series, that vote or action may be taken only by persons who are holders of outstanding indenture securities of those series on the record date and must be taken within eleven months following the record date.

Book-entry and other indirect holders should consult their banks or brokers for information on how approval may be granted or denied if we seek to change the indenture or the debt securities or request a waiver.

Defeasance

The following provisions will be applicable to each series of debt securities unless we state in the applicable prospectus supplement that the provisions of covenant defeasance and full defeasance will not be applicable to that series.

Covenant Defeasance

Under current U.S. federal income tax law and the indenture, we can make the deposit described below and be released from some of the restrictive covenants in the indenture under which the particular series was issued. This is called “covenant defeasance.” In that event, the holder of debt securities would lose the protection of those restrictive covenants but would gain the protection of having money and government securities set aside in trust to repay debt securities of the holders. In order to achieve covenant defeasance, the following conditions must be satisfied:

●	If the debt securities of the particular series are denominated in U.S. dollars, we must deposit in trust for the benefit of all holders of such debt securities a combination of money and U.S. government or U.S. government agency notes or bonds that will generate enough cash to make interest, principal and any other payments on the debt securities on their due dates.
●	We must deliver to the trustee a legal opinion of our counsel confirming that, under current U.S. federal income tax law, we may make the above deposit without causing holders to be taxed on the debt securities any differently than if we did not make the deposit and just repaid the debt securities ourselves at maturity.
●	We must deliver to the trustee a legal opinion of our counsel stating that the above deposit does not require registration by us under the 1940 Act and a legal opinion and officers’ certificate stating that all conditions precedent to covenant defeasance have been complied with.
●	Defeasance must not result in a breach or violation of, or result in a default under, the indenture or any of our other material agreements or instruments.
●	No default or event of default with respect to the debt securities shall have occurred and be continuing and no defaults or events of default related to bankruptcy, insolvency or reorganization shall occur during the period ending on the 91st day after the date of such deposit.

If we accomplish covenant defeasance, a holder can still look to us for repayment of the debt securities if there were a shortfall in the trust deposit or the trustee is prevented from making payment. For example, if one of the remaining Events of Default occurred (such as our bankruptcy) and the debt securities became immediately due and payable, there might be a shortfall. Depending on the event causing the default, a holder may not be able to obtain payment of the shortfall.

Full Defeasance

If there is a change in U.S. federal income tax law, as described below, we can legally release ourselves from all payment and other obligations on the debt securities of a particular series (called “full defeasance”) if the following conditions are satisfied in order for a holder to be repaid:

●	If the debt securities of the particular series are denominated in U.S. dollars, we must deposit in trust for the benefit of all holders of such debt securities a combination of money and U.S. government or U.S. government agency notes or bonds that will generate enough cash to make interest, principal and any other payments on the debt securities on their various due dates.
●	We must deliver to the trustee a legal opinion confirming that there has been a change in current U.S. federal tax law or an IRS ruling that allows us to make the above deposit without causing a holder to be taxed on the debt securities any differently than if we did not make the deposit.
●	We must deliver to the trustee a legal opinion of our counsel stating that the above deposit does not require registration by us under the 1940 Act, and a legal opinion and officers’ certificate stating that all conditions precedent to defeasance have been complied with.
●	Defeasance must not result in a breach or violation of, or constitute a default under, the indenture or any of our other material agreements or instruments.
●	No default or event of default with respect to the debt securities shall have occurred and be continuing and no defaults or events of default related to bankruptcy, insolvency or reorganization shall occur during the next 90 days.

If we ever did accomplish full defeasance, as described above, a holder would have to rely solely on the trust deposit for repayment of the debt securities. A holder could not look to us for repayment in the unlikely event of any shortfall. Conversely, the trust deposit would most likely be protected from claims of our lenders and other creditors if we ever became bankrupt or insolvent.

Resignation of Trustee

The trustee may resign or be removed with respect to one or more series of indenture securities provided that a successor trustee is appointed to act with respect to those series. In the event that two or more persons are acting as trustee with respect to different series of indenture securities under the indenture, each of the trustees will be a trustee of a trust separate and apart from the trust administered by any other trustee.

Indenture Provisions - Subordination and Senior Indebtedness

Upon any distribution of our assets upon our dissolution, winding up, liquidation or reorganization, the payment of the principal of (and premium, if any) and interest, if any, on any indenture securities denominated as subordinated debt securities is to be subordinated to the extent provided in the indenture in right of payment to the prior payment in full of all Senior Indebtedness (as defined below), but our obligation to a holder to make payment of the principal of (and premium, if any) and interest, if any, on such subordinated debt securities will not otherwise be affected. In addition, no payment on account of principal (or premium, if any), sinking fund or interest, if any, may be made on such subordinated debt securities at any time unless full payment of all amounts due in respect of the principal (and premium, if any), sinking fund and interest on Senior Indebtedness, as defined below, has been made or duly provided for in money or money’s worth.

In the event that, notwithstanding the foregoing, any payment by us is received by the trustee in respect of subordinated debt securities or by the holders of any of such subordinated debt securities before all Senior Indebtedness is paid in full, the payment or distribution must be paid over to the holders of the Senior Indebtedness or on their behalf for application to the payment of all the Senior Indebtedness remaining unpaid until all the Senior Indebtedness has been paid in full, after giving effect to any concurrent payment or distribution to the holders of the Senior Indebtedness. Subject to the payment in full of all Senior Indebtedness upon this distribution by us, the holders of such subordinated debt securities will be subrogated to the rights of the holders of the Senior Indebtedness to the extent of payments made to the holders of the Senior Indebtedness out of the distributive share of such subordinated debt securities.

By reason of this subordination, in the event of a distribution of our assets upon our insolvency, certain of our senior creditors may recover more, ratably, than holders of any subordinated debt securities.

“Senior Indebtedness” is defined in the indenture as the principal of (and premium, if any) and unpaid interest on:

●	our indebtedness (including indebtedness of others guaranteed by us), whenever created, incurred, assumed or guaranteed, for money borrowed (other than indenture securities issued under the indenture and denominated as subordinated debt securities), unless in the instrument creating or evidencing the same or under which the same is outstanding it is provided that this indebtedness is not senior or prior in right of payment to the subordinated debt securities, and
●	renewals, extensions, modifications and refinancings of any of this indebtedness.

If this prospectus is being delivered in connection with the offering of a series of indenture securities denominated as subordinated debt securities, the accompanying prospectus supplement will set forth the approximate amount of our Senior Indebtedness outstanding as of a recent date.

Certain Considerations Relating to Foreign Currencies

Debt securities denominated or payable in foreign currencies may entail significant risks. These risks include the possibility of significant fluctuations in the foreign currency markets, the imposition or modification of foreign exchange controls and potential illiquidity in the secondary market. These risks will vary depending upon the currency or currencies involved and will be more fully described in the applicable prospectus supplement.

Book-Entry Procedures

Unless otherwise specified in the applicable prospectus supplement, the Depository Trust Company, or DTC, will act as securities depositary for the debt securities. The debt securities will be issued as fully registered securities registered in the name of Cede & Co. (DTC’s partnership nominee) or such other name as may be requested by an authorized representative of DTC. One fully registered certificate will be issued for each issuance of debt securities, in the aggregate principal amount of such issue, and will be deposited with DTC.

DTC is a limited-purpose trust company organized under the New York Banking Law, a “banking organization” within the meaning of the New York Banking Law, a member of the Federal Reserve System, a “clearing corporation” within the meaning of the New York Uniform Commercial Code, and a “clearing agency” registered pursuant to the provisions of Section 17A of the Exchange Act. DTC holds and provides asset servicing for over 3.5 million issues of U.S. and non-U.S. equity, corporate and municipal debt issues, and money market instruments from over 100 countries that DTC’s participants (“Direct Participants”) deposit with DTC. DTC also facilitates the post-trade settlement among Direct Participants of sales and other securities transactions in deposited securities through electronic computerized book-entry transfers and pledges between Direct Participants’ accounts. This eliminates the need for physical movement of securities certificates. Direct Participants include both U.S. and non-U.S. securities brokers and dealers, banks, trust companies, clearing corporations, and certain other organizations. DTC is a wholly owned subsidiary of The Depository Trust & Clearing Corporation, or DTCC.

DTCC is the holding company for DTC, National Securities Clearing Corporation and Fixed Income Clearing Corporation, all of which are registered clearing agencies. DTCC is owned by the users of its regulated subsidiaries. Access to the DTC system is also available to others such as both U.S. and non-U.S. securities brokers and dealers, banks, trust companies and clearing corporations that clear through or maintain a custodial relationship with a Direct Participant, either directly or indirectly (“Indirect Participants”). DTC has a Standard & Poor’s Ratings Services rating of AA+. The DTC Rules applicable to its participants are on file with the SEC. More information about DTC can be found at www.dtcc.com and www.dtc.org.

Purchases of debt securities under the DTC system must be made by or through Direct Participants, which will receive a credit for the debt securities on DTC’s records. The ownership interest of each actual purchaser of each security, or the “Beneficial Owner,” is in turn to be recorded on the Direct and Indirect Participants’ records. Beneficial Owners will not receive written confirmation from DTC of their purchase. Beneficial Owners are, however, expected to receive written confirmations providing details of the transaction, as well as periodic statements of their holdings, from the Direct or Indirect Participant through which the Beneficial Owner entered into the transaction. Transfers of ownership interests in the debt securities are to be accomplished by entries made on the books of Direct and Indirect Participants acting on behalf of Beneficial Owners. Beneficial Owners will not receive certificates representing their ownership interests in debt securities, except in the event that use of the book-entry system for the debt securities is discontinued.

To facilitate subsequent transfers, all debt securities deposited by Direct Participants with DTC are registered in the name of DTC’s partnership nominee, Cede & Co. or such other name as may be requested by an authorized representative of DTC. The deposit of debt securities with DTC and their registration in the name of Cede & Co. or such other DTC nominee do not effect any change in beneficial ownership. DTC has no knowledge of the actual Beneficial Owners of the debt securities; DTC’s records reflect only the identity of the Direct Participants to whose accounts such debt securities are credited, which may or may not be the Beneficial Owners. The Direct and Indirect Participants will remain responsible for keeping account of their holdings on behalf of their customers.

Conveyance of notices and other communications by DTC to Direct Participants, by Direct Participants to Indirect Participants, and by Direct Participants and Indirect Participants to Beneficial Owners will be governed by arrangements among them, subject to any statutory or regulatory requirements as may be in effect from time to time.

Redemption notices shall be sent to DTC. If less than all of the debt securities within an issue are being redeemed, DTC’s practice is to determine by lot the amount of the interest of each Direct Participant in such issue to be redeemed.

Redemption proceeds, distributions, and interest payments on the debt securities will be made to Cede & Co., or such other nominee as may be requested by an authorized representative of DTC. DTC’s practice is to credit Direct Participants’ accounts upon DTC’s receipt of funds and corresponding detail information from us or the trustee on the payment date in accordance with their respective holdings shown on DTC’s records. Payments by Participants to Beneficial Owners will be governed by standing instructions and customary practices, as is the case with securities held for the accounts of customers in bearer form or registered in “street name,” and will be the responsibility of such Participant and not of DTC nor its nominee, the trustee, or us, subject to any statutory or regulatory requirements as may be in effect from time to time. Payment of redemption proceeds, distributions, and interest payments to Cede & Co. (or such other nominee as may be requested by an authorized representative of DTC) is the responsibility of us or the trustee, but disbursement of such payments to Direct Participants will be the responsibility of DTC, and disbursement of such payments to the Beneficial Owners will be the responsibility of Direct and Indirect Participants.

DTC may discontinue providing its services as securities depository with respect to the debt securities at any time by giving reasonable notice to us or to the trustee. Under such circumstances, in the event that a successor securities depository is not obtained, certificates are required to be printed and delivered. We may decide to discontinue use of the system of book-entry-only transfers through DTC (or a successor securities depository). In that event, certificates will be printed and delivered to DTC.

The information in this section concerning DTC and DTC’s book-entry system has been obtained from sources that we believe to be reliable, but we take no responsibility for the accuracy thereof.

Long Term Debt, Title [Text Block]	DEBT SECURITIES
Long Term Debt, Principal			$ 130,000,000.0
Long Term Debt, Structuring [Text Block]

Indenture Provisions - Subordination and Senior Indebtedness

Upon any distribution of our assets upon our dissolution, winding up, liquidation or reorganization, the payment of the principal of (and premium, if any) and interest, if any, on any indenture securities denominated as subordinated debt securities is to be subordinated to the extent provided in the indenture in right of payment to the prior payment in full of all Senior Indebtedness (as defined below), but our obligation to a holder to make payment of the principal of (and premium, if any) and interest, if any, on such subordinated debt securities will not otherwise be affected. In addition, no payment on account of principal (or premium, if any), sinking fund or interest, if any, may be made on such subordinated debt securities at any time unless full payment of all amounts due in respect of the principal (and premium, if any), sinking fund and interest on Senior Indebtedness, as defined below, has been made or duly provided for in money or money’s worth.

In the event that, notwithstanding the foregoing, any payment by us is received by the trustee in respect of subordinated debt securities or by the holders of any of such subordinated debt securities before all Senior Indebtedness is paid in full, the payment or distribution must be paid over to the holders of the Senior Indebtedness or on their behalf for application to the payment of all the Senior Indebtedness remaining unpaid until all the Senior Indebtedness has been paid in full, after giving effect to any concurrent payment or distribution to the holders of the Senior Indebtedness. Subject to the payment in full of all Senior Indebtedness upon this distribution by us, the holders of such subordinated debt securities will be subrogated to the rights of the holders of the Senior Indebtedness to the extent of payments made to the holders of the Senior Indebtedness out of the distributive share of such subordinated debt securities.

By reason of this subordination, in the event of a distribution of our assets upon our insolvency, certain of our senior creditors may recover more, ratably, than holders of any subordinated debt securities.

“Senior Indebtedness” is defined in the indenture as the principal of (and premium, if any) and unpaid interest on:

●	our indebtedness (including indebtedness of others guaranteed by us), whenever created, incurred, assumed or guaranteed, for money borrowed (other than indenture securities issued under the indenture and denominated as subordinated debt securities), unless in the instrument creating or evidencing the same or under which the same is outstanding it is provided that this indebtedness is not senior or prior in right of payment to the subordinated debt securities, and
●	renewals, extensions, modifications and refinancings of any of this indebtedness.

If this prospectus is being delivered in connection with the offering of a series of indenture securities denominated as subordinated debt securities, the accompanying prospectus supplement will set forth the approximate amount of our Senior Indebtedness outstanding as of a recent date.

Long Term Debt, Dividends and Covenants [Text Block]

Events of Default

Investors will have rights if an Event of Default, as defined below, occurs with respect to the debt securities of their respective series and the Event of Default is not cured, as described later in this subsection.

The term “Event of Default” with respect to the relevant series of debt securities means any of the following (unless the applicable prospectus supplement or supplemental indenture relating to such debt securities states otherwise):

●	We do not pay the principal of any debt security of the series when due and payable at maturity.
●	We do not pay interest on any debt security of the series when due and payable, and such default is not cured within 30 days.
●	We remain in breach of any other covenant with respect to the debt securities of the series for 60 days after we receive a written notice of default stating we are in breach. The notice must be sent by either the trustee or holders of at least 25.0% of the principal amount of debt securities of the issuer.
●	We file for bankruptcy or certain other events of bankruptcy, insolvency or reorganization occur and, in the case of certain orders or decrees entered against us under any bankruptcy law, such order or decree remains undischarged or unstayed for a period of 60 days.
●	On the last business day of each of twenty-four consecutive calendar months, we have an asset coverage (as such term is defined in the 1940 Act) of less than 100.0%, giving effect to any exemptive relief granted to us by the SEC.
●	Any other Event of Default with respect to debt securities of the series described in the applicable prospectus supplement or supplemental indenture occurs.

An Event of Default for a particular series of debt securities may, but does not necessarily, constitute an Event of Default for any other series of debt securities issued under the same or any other indenture. The trustee may withhold notice to the holders of debt securities of any default, except in the payment of principal or interest, if it in good faith considers the withholding of notice to be in the best interests of the holders.

Remedies if an Event of Default Occurs

Unless the applicable prospectus supplement specifies otherwise, if an Event of Default has occurred and has not been cured, the trustee or the holders of at least 25.0% in principal amount of the debt securities of the affected series may declare the entire principal amount of all the debt securities of that series to be due and immediately payable. This is called a declaration of acceleration of maturity. In certain circumstances, a declaration of acceleration of maturity may be canceled by the holders of a majority in principal amount of the debt securities of the affected series.

Except in cases of default, where the trustee has some special duties, the trustee is not required to take any action under the indenture at the request of any holders unless the holders offer the trustee protection reasonably satisfactory to it from expenses and liability (called an “indemnity”). If indemnity reasonably satisfactory to the trustee is provided, the holders of a majority in principal amount of the outstanding debt securities of the relevant series may direct the time, method and place of conducting any lawsuit or other formal legal action seeking any remedy available to the trustee. The trustee may refuse to follow those directions in certain circumstances. No delay or omission in exercising any right or remedy will be treated as a waiver of that right, remedy or Event of Default.

Before a holder of debt securities is allowed to bypass the trustee and bring a lawsuit or other formal legal action or take other steps to enforce the holder’s rights or protect the holder’s interests relating to the debt securities, the following must occur:

●	The holder must give the trustee written notice that an Event of Default has occurred and remains uncured.
●	The holders of at least 25.0% in principal amount of all outstanding debt securities of the relevant series must make a written request that the trustee take action because of the default and must offer the trustee indemnity, security, or both reasonably satisfactory to it against the cost and other liabilities of taking that action.
●	The trustee must not have taken action for 60 days after receipt of the above notice and offer of indemnity and/or security.
●	The holders of a majority in principal amount of the debt securities must not have given the trustee a direction inconsistent with the above notice during that 60-day period.

However, the holder is entitled at any time to bring a lawsuit for the payment of money due on the holder’s debt securities on or after the due date.

Holders of a majority in principal amount of the debt securities of the affected series may waive any past defaults other than:

●	the payment of principal, any premium or interest; or
●	in respect of a covenant that cannot be modified or amended without the consent of each holder.

Book-entry and other indirect holders should consult their banks or brokers for information on how to give notice or direction to or make a request of the trustee and how to declare or cancel an acceleration of maturity.

Each year, we will furnish to the trustee a written statement of certain of our officers certifying that to their knowledge we are in compliance with the indenture and the debt securities, or else specifying any default.

Merger or Consolidation

Under the terms of the indenture, we are generally permitted to consolidate or merge with another entity. We are also permitted to sell all or substantially all of our assets to another entity. However, unless the prospectus supplement relating to certain debt securities states otherwise, we may not take any of these actions unless all the following conditions are met:

●	Where we merge out of existence or convey or transfer our assets substantially as an entirety, the resulting entity must agree to be legally responsible for our obligations under the debt securities.
●	The merger or sale of assets must not cause a default on the debt securities and we must not already be in default (unless the merger or sale would cure the default). For purposes of this no-default test, a default would include an Event of Default that has occurred and has not been cured, as described under “Events of Default” above. A default for this purpose would also include any event that would be an Event of Default if the requirements for giving us notice of default or our default having to exist for a specified period of time were disregarded.
●	We must deliver certain certificates and documents to the trustee.
●	We must satisfy any other requirements specified in the prospectus supplement relating to a particular series of debt securities.

Modification or Waiver

There are three types of changes we can make to the indenture and the debt securities issued thereunder.

Changes Requiring the Holder’s Approval

First, there are changes that we cannot make to the debt securities without approval from each affected holder. The following is a list of those types of changes:

●	change the stated maturity of the principal of (or premium, if any, on) or any installment of principal of or interest on a debt security;
●	reduce any amounts due on a debt security or reduce the rate of interest on a debt security;
●	reduce the amount of principal payable upon acceleration of the maturity of a security following a default;
●	adversely affect any right of repayment at the holder’s option;
●	change the place (except as otherwise described in the prospectus or prospectus supplement) or currency of payment on a debt security;
●	impair the holder’s right to sue for payment;
●	adversely affect any right to convert or exchange a debt security in accordance with its terms;
●	modify the subordination provisions in the indenture in a manner that is adverse to holders of the debt securities;
●	reduce the percentage of holders of debt securities whose consent is needed to modify or amend the indenture;
●	reduce the percentage of holders of debt securities whose consent is needed to waive compliance with certain provisions of the indenture or to waive certain defaults; and
●	modify any other material aspect of the provisions of the indenture dealing with supplemental indentures, modification and waiver of past defaults, changes to the quorum or voting requirements or the waiver of certain covenants.

Changes Not Requiring Approval

The second type of change does not require any vote by the holders of the debt securities. This type is limited to clarifications and certain other changes that would not adversely affect holders of the outstanding debt securities in any material respect.

Changes Requiring Majority Approval

Any other change to the indenture and the debt securities would require the following approval:

●	If the change affects only one series of debt securities, it must be approved by the holders of a majority in principal amount of that series.
●	If the change affects more than one series of debt securities issued under the same indenture, it must be approved by the holders of a majority in principal amount of all of the series affected by the change, with all affected series voting together as one class for this purpose.

The holders of a majority in principal amount of a series of debt securities issued under the indenture may waive our compliance with some of our covenants applicable to that series.

Further Details Concerning Voting

Debt securities will not be considered outstanding, and therefore not eligible to vote, if we have deposited or set aside in trust money for their payment or redemption. Debt securities will also not be eligible to vote if they have been fully defeased as described later under “Defeasance — Full Defeasance.”

We will generally be entitled to set any day as a record date for the purpose of determining the holders of outstanding indenture securities that are entitled to vote or take other action under the indenture. If we set a record date for a vote or other action to be taken by holders of one or more series, that vote or action may be taken only by persons who are holders of outstanding indenture securities of those series on the record date and must be taken within eleven months following the record date.

Book-entry and other indirect holders should consult their banks or brokers for information on how approval may be granted or denied if we seek to change the indenture or the debt securities or request a waiver.

Defeasance

The following provisions will be applicable to each series of debt securities unless we state in the applicable prospectus supplement that the provisions of covenant defeasance and full defeasance will not be applicable to that series.

Covenant Defeasance

Under current U.S. federal income tax law and the indenture, we can make the deposit described below and be released from some of the restrictive covenants in the indenture under which the particular series was issued. This is called “covenant defeasance.” In that event, the holder of debt securities would lose the protection of those restrictive covenants but would gain the protection of having money and government securities set aside in trust to repay debt securities of the holders. In order to achieve covenant defeasance, the following conditions must be satisfied:

●	If the debt securities of the particular series are denominated in U.S. dollars, we must deposit in trust for the benefit of all holders of such debt securities a combination of money and U.S. government or U.S. government agency notes or bonds that will generate enough cash to make interest, principal and any other payments on the debt securities on their due dates.
●	We must deliver to the trustee a legal opinion of our counsel confirming that, under current U.S. federal income tax law, we may make the above deposit without causing holders to be taxed on the debt securities any differently than if we did not make the deposit and just repaid the debt securities ourselves at maturity.
●	We must deliver to the trustee a legal opinion of our counsel stating that the above deposit does not require registration by us under the 1940 Act and a legal opinion and officers’ certificate stating that all conditions precedent to covenant defeasance have been complied with.
●	Defeasance must not result in a breach or violation of, or result in a default under, the indenture or any of our other material agreements or instruments.
●	No default or event of default with respect to the debt securities shall have occurred and be continuing and no defaults or events of default related to bankruptcy, insolvency or reorganization shall occur during the period ending on the 91st day after the date of such deposit.

If we accomplish covenant defeasance, a holder can still look to us for repayment of the debt securities if there were a shortfall in the trust deposit or the trustee is prevented from making payment. For example, if one of the remaining Events of Default occurred (such as our bankruptcy) and the debt securities became immediately due and payable, there might be a shortfall. Depending on the event causing the default, a holder may not be able to obtain payment of the shortfall.

Full Defeasance

If there is a change in U.S. federal income tax law, as described below, we can legally release ourselves from all payment and other obligations on the debt securities of a particular series (called “full defeasance”) if the following conditions are satisfied in order for a holder to be repaid:

●	If the debt securities of the particular series are denominated in U.S. dollars, we must deposit in trust for the benefit of all holders of such debt securities a combination of money and U.S. government or U.S. government agency notes or bonds that will generate enough cash to make interest, principal and any other payments on the debt securities on their various due dates.
●	We must deliver to the trustee a legal opinion confirming that there has been a change in current U.S. federal tax law or an IRS ruling that allows us to make the above deposit without causing a holder to be taxed on the debt securities any differently than if we did not make the deposit.
●	We must deliver to the trustee a legal opinion of our counsel stating that the above deposit does not require registration by us under the 1940 Act, and a legal opinion and officers’ certificate stating that all conditions precedent to defeasance have been complied with.
●	Defeasance must not result in a breach or violation of, or constitute a default under, the indenture or any of our other material agreements or instruments.
●	No default or event of default with respect to the debt securities shall have occurred and be continuing and no defaults or events of default related to bankruptcy, insolvency or reorganization shall occur during the next 90 days.

If we ever did accomplish full defeasance, as described above, a holder would have to rely solely on the trust deposit for repayment of the debt securities. A holder could not look to us for repayment in the unlikely event of any shortfall. Conversely, the trust deposit would most likely be protected from claims of our lenders and other creditors if we ever became bankrupt or insolvent.

Outstanding Securities [Table Text Block]

The following are our outstanding classes of securities as of September 20, 2023:

(4)
Amount
		(3)	Outstanding
	(2)	Amount Held by	Exclusive of
(1)	Amount	Us or for Our	Amounts Shown
Title of Class	Authorized	Account	Under (3)
Common Stock	100,000,000	—	21,666,340

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	311 South Wacker Drive
Entity Address, Address Line Two	Suite 6400
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
Contact Personnel Name	Theodore L. Koenig
Revolving Credit Facility
Financial Highlights [Abstract]
Senior Securities Amount			$ 197,400,000	$ 197,400,000		$ 204,600,000				$ 151,045,000				$ 126,559,000	$ 180,294,000	$ 136,026,000	$ 117,092,000	$ 129,000,000	$ 123,700,000	$ 82,300,000	$ 76,000,000
Senior Securities Coverage per Unit			$ 1,651	$ 1,651		$ 1,673				$ 1,888				$ 1,995	$ 1,862	$ 2,262	$ 3,380	$ 2,848	$ 2,462	$ 2,547	$ 2,644
5.75% Notes due 2023
Financial Highlights [Abstract]
Senior Securities Amount														$ 109,000,000	$ 109,000,000	$ 69,000,000
Senior Securities Coverage per Unit														$ 1,995	$ 1,862	$ 2,262
Senior Securities Average Market Value per Unit														$ 940	$ 1,005	$ 986
4.75% Notes due 2026
Financial Highlights [Abstract]
Senior Securities Amount			$ 130,000,000	$ 130,000,000		$ 130,000,000				$ 130,000,000
Senior Securities Coverage per Unit			$ 1,651	$ 1,651		$ 1,673				$ 1,888
Secured Borrowings
Financial Highlights [Abstract]
Senior Securities Amount																		$ 1,320,000	$ 2,535,000	$ 4,134,000	$ 7,997,000
Senior Securities Coverage per Unit																		$ 2,848	$ 2,462	$ 2,547	$ 2,644
Common Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Common Stock
Security Dividends [Text Block]	Distributions may be paid to the holders of our common stock if, as and when authorized by our board of directors and declared by us out of funds legally available therefor.
Security Voting Rights [Text Block]	Each share of our common stock is entitled to one vote on all matters submitted to a vote of stockholders, including the election of directors. Except as provided with respect to any other class or series of stock, the holders of our common stock possess exclusive voting power.
Security Liquidation Rights [Text Block]	In the event of our liquidation, dissolution or winding up, each share of our common stock would be entitled to share ratably in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of our preferred stock, if any preferred stock is outstanding at such time.
Security Preemptive and Other Rights [Text Block]	Shares of our common stock have no preemptive, exchange, conversion or redemption rights and are freely transferable, except where their transfer is restricted by federal and state securities laws or by contract.
Outstanding Security, Title [Text Block]	common stock
Outstanding Security, Authorized [Shares]		100,000,000
Outstanding Security, Not Held [Shares]		21,666,340
Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Preferred Stock
Security Dividends [Text Block]

For any series of preferred stock that we may issue, our board of directors will determine and the prospectus supplement relating to such series will describe:

●	the rate and time at which, and the preferences and conditions under which, any distributions will be paid on shares of such series, as well as whether such distributions are participating or non-participating;

Security Voting Rights [Text Block]	the holders of shares of preferred stock, if any are issued, must be entitled as a class to elect two directors at all times and to elect a majority of the directors if distributions on such preferred stock are in arrears by two years or more. Certain matters under the 1940 Act require the separate vote of the holders of any issued and outstanding preferred stock. For example, holders of preferred stock would vote separately from the holders of common stock on a proposal to cease operations as a business development company.
●	the voting powers, if any, of the holders of shares of such series;

Security Liquidation Rights [Text Block]	For any series of preferred stock that we may issue, our board of directors will determine and the prospectus supplement relating to such series will describe:
●	the rights and preferences, if any, of holders of shares of such series upon our liquidation, dissolution or winding up of our affairs;

Security Liabilities [Text Block]
●	any limitations on our ability to pay distributions on, or acquire or redeem, other securities while shares of such series are outstanding;

Security Preemptive and Other Rights [Text Block]
●	any other relative power, preferences and participating, optional or special rights of shares of such series, and the qualifications, limitations or restrictions thereof.

Preferred Stock Restrictions, Arrearage [Text Block]	the holders of shares of preferred stock, if any are issued, must be entitled as a class to elect two directors at all times and to elect a majority of the directors if distributions on such preferred stock are in arrears by two years or more.
Preferred Stock Restrictions, Other [Text Block]
●	any conditions or restrictions on our ability to issue additional shares of such series or other securities;

Warrants [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Rights Limited by Other Securities [Text Block]
●	any other terms of such warrants, including terms, procedures and limitations relating to the exchange and exercise of such warrants.

Other Securities [Table Text Block]

DESCRIPTION OF OUR WARRANTS

The following is a general description of the terms of the warrants we may issue from time to time. Particular terms of any warrants we offer will be described in the prospectus supplement relating to such warrants.

We may issue warrants to purchase shares of our common stock, shares of our preferred stock or debt securities. Such warrants may be issued independently or together with shares of common or preferred stock or a specified principal amount of debt securities and may be attached or separate from such securities. We will issue each series of warrants under a separate warrant agreement to be entered into between us and a warrant agent. The warrant agent will act solely as our agent and will not assume any obligation or relationship of agency for or with holders or beneficial owners of warrants.

A prospectus supplement will describe the particular terms of any series of warrants we may issue, including the following:

●	the title of such warrants;
●	the aggregate number of such warrants;
●	the price or prices at which such warrants will be issued;
●	the currency or currencies, including composite currencies, in which the price of such warrants may be payable;
●	if applicable, the designation and terms of the securities with which the warrants are issued and the number of warrants issued with each such security or each principal amount of such security;
●	in the case of warrants to purchase debt securities, the principal amount of debt securities purchasable upon exercise of one warrant and the price at which and the currency or currencies, including composite currencies, in which this principal amount of debt securities may be purchased upon such exercise;
●	in the case of warrants to purchase common stock or preferred stock, the number of shares of common stock or preferred stock, as the case may be, purchasable upon exercise of one warrant and the price at which and the currency or currencies, including composite currencies, in which these shares may be purchased upon such exercise;
●	the date on which the right to exercise such warrants shall commence and the date on which such right will expire;
●	whether such warrants will be issued in registered form or bearer form;
●	if applicable, the minimum or maximum amount of such warrants which may be exercised at any one time;
●	if applicable, the date on and after which such warrants and the related securities will be separately transferable;
●	information with respect to book-entry procedures, if any;
●	the terms of the securities issuable upon exercise of the warrants;
●	if applicable, a discussion of certain U.S. federal income tax considerations; and
●	any other terms of such warrants, including terms, procedures and limitations relating to the exchange and exercise of such warrants.

We and the warrant agent may amend or supplement the warrant agreement for a series of warrants without the consent of the holders of the warrants issued thereunder to effect changes that are not inconsistent with the provisions of the warrants and that do not materially and adversely affect the interests of the holders of the warrants.

Prior to exercising their warrants, holders of warrants will not have any of the rights of holders of the securities purchasable upon such exercise, including, in the case of warrants to purchase debt securities, the right to receive principal, premium, if any, or interest payments, on the debt securities purchasable upon exercise or to enforce covenants in the applicable indenture or, in the case of warrants to purchase common stock or preferred stock, the right to receive distributions, if any, or payments upon our liquidation, dissolution or winding up or to exercise any voting rights.

Under the 1940 Act, we may generally only offer warrants provided that: (1) the warrants expire by their terms within ten years; (2) the exercise or conversion price is not less than the current market value at the date of issuance; (3) our stockholders authorize the proposal to issue such warrants, and our board of directors approves such issuance on the basis that the issuance is in our best interests and our stockholders; and (4) if the warrants are accompanied by other securities, the warrants are not separately transferable unless no class of such warrants and the securities accompanying them has been publicly distributed. The 1940 Act also provides that the amount of our voting securities that would result from the exercise of all outstanding warrants at the time of issuance may not exceed 25% of our outstanding voting securities.

Other Security, Title [Text Block]	WARRANTS
Warrants or Rights, Called Title	warrants
Subscription Rights [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Rights Limited by Other Securities [Text Block]
●	any other terms of such subscription rights, including terms, procedures and limitations relating to the exchange and exercise of such subscription rights.

Other Securities [Table Text Block]

DESCRIPTION OF OUR SUBSCRIPTION RIGHTS

We may issue subscription rights to purchase common stock. Subscription rights may be issued independently or together with any other offered security and may or may not be transferable by the person purchasing or receiving the subscription rights. In connection with any subscription rights offering to our stockholders, we may enter into a standby underwriting or other arrangement with one or more underwriters or other persons pursuant to which such underwriters or other persons would purchase any offered securities remaining unsubscribed for after such subscription rights offering. We will not offer transferable subscription rights to our stockholders at a price equivalent to less than the then current net asset value per share of common stock, excluding underwriting commissions, unless we first file a post-effective amendment that is declared effective by the SEC with respect to such issuance and the common stock to be purchased in connection with the rights represents no more than one-third of our outstanding common stock at the time such rights are issued. In connection with a subscription rights offering to our stockholders, we would distribute certificates evidencing the subscription rights and a prospectus supplement to our stockholders on the record date that we set for receiving subscription rights in such subscription rights offering. Our common stockholders will indirectly bear the expenses of such subscription rights offerings, regardless of whether our common stockholders exercise any subscription rights.

The applicable prospectus supplement would describe the following terms of subscription rights in respect of which this prospectus is being delivered:

●	the title of such subscription rights;
●	the exercise price or a formula for the determination of the exercise price for such subscription rights;
●	the number or a formula for the determination of the number of such subscription rights issued to each stockholder;
●	the extent to which such subscription rights are transferable;
●	if applicable, a discussion of the material U.S. federal income tax considerations applicable to the issuance or exercise of such subscription rights;
●	the date on which the right to exercise such subscription rights would commence, and the date on which such rights shall expire (subject to any extension);
●	the extent to which such subscription rights include an over-subscription privilege with respect to unsubscribed securities;
●	if applicable, the material terms of any standby underwriting or other purchase arrangement that we may enter into in connection with the subscription rights offering; and
●	any other terms of such subscription rights, including terms, procedures and limitations relating to the exchange and exercise of such subscription rights.

Exercise of Subscription Rights

Each subscription right would entitle the holder of the subscription right to purchase for cash or other consideration such amount of shares of common stock or other securities at such exercise price as shall in each case be set forth in, or be determinable as set forth in, the prospectus supplement relating to the subscription rights offered thereby or another report filed with the SEC. Subscription rights may be exercised at any time up to the close of business on the expiration date for such subscription rights set forth in the applicable prospectus supplement. After the close of business on the expiration date, all unexercised subscription rights would become void. We have not previously completed such an offering of subscription rights.

Subscription rights may be exercised as set forth in the prospectus supplement relating to the subscription rights offered thereby. Upon receipt of payment and the subscription rights certificate properly completed and duly executed at the corporate trust office of the subscription rights agent or any other office indicated in the prospectus supplement, we will forward, as soon as practicable, the shares of common stock or other securities purchasable upon such exercise. We may determine to offer any unsubscribed offered securities directly to stockholders, persons other than stockholders, to or through agents, underwriters or dealers or through a combination of such methods, including pursuant to standby underwriting or other arrangements, as set forth in the applicable prospectus supplement.

Under the 1940 Act, we may generally only offer subscription rights (other than rights to subscribe expiring not later than 120 days after their issuance and issued exclusively and ratably to a class or classes of our security holders) on the condition that: (1) the subscription rights expire by their terms within ten years; (2) the exercise price is not less than the current market value at the date of issuance; (3) our stockholders authorize the proposal to issue such subscription rights, and a “required” majority of our board of directors approves of such issuance on the basis that the issuance is in the best interests of the Company and our stockholders; and (4) if the subscription rights are accompanied by other securities, the subscription rights are not separately transferable unless no class of such subscription rights and the securities accompanying them has been publicly distributed. A “required” majority of our board of directors is a vote of both a majority of our directors who have no financial interest in the transaction and a majority of the directors who are not interested persons of the company. The 1940 Act also provides that the amount of our voting securities that would result from the exercise of all outstanding warrants, options and subscription rights at the time of issuance may not exceed 25% of our outstanding voting securities.

Other Security, Title [Text Block]	SUBSCRIPTION RIGHTS
Warrants or Rights, Called Title	Subscription rights